Income Tax Benefits - Schedule of Deferred Components of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Schedule of Deferred Components of Income Tax Expense [Abstract]
Current tax benefit	¥ (59)
Deferred tax benefit			(171)	(171)
Total income tax benefits	¥ (59)	$ (8)	¥ (171)	¥ (171)